Accounts Receivable (Tables)	12 Months Ended
Dec. 31, 2012
Accounts Receivable

Accounts receivable consisted of the following:

	As of December 31,
	2011	2012
Billed accounts receivable	$52,119	$52,334
Unbilled accounts receivable	104,763	151,521
Less: Allowance for doubtful accounts	(4,219)	(1,653)

Total accounts receivable	$152,663	$202,202

Analysis of Allowance for Doubtful Accounts

An analysis of the allowance for doubtful accounts is as follows:

	As of December 31,
	2010	2011	2012
Balance at beginning of year	$423	$2,320	$4,219
Charge to expenses	2,515	2,438	209
Write-offs	(688)	(727)	(2,769)
Exchange rate differences	70	188	(6)

Balance at end of year	$2,320	$4,219	$1,653